UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2004

Item 1. Reports to Stockholders

Fidelity®

Real Estate Income

Fund

Semiannual Report

January 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commision's website at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five Stocks as of January 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Equity Office Properties Trust Series B, 5.25%	1.6	1.8
Apartment Investment & Management Co. Series T, 8.00%	1.3	1.9
Saul Centers, Inc. 8.00%	1.1	0.0
Cousins Properties, Inc. Series A, 7.75%	1.1	1.6
Parkway Properties, Inc. Series D, 8.00%	1.1	1.9
	6.2
Top Five Bonds as of January 31, 2004
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
J.P. Morgan Commercial Mortgage Finance Corp. Series 1997-C5 Class F, 7.5605% 9/15/29	1.6	0.0
Crescent Real Estate Equities LP 7.5% 9/15/07	0.9	1.1
Healthcare Realty Trust, Inc. 8.125% 5/1/11	0.8	0.6
Mariner Health Care, Inc. 8.25% 12/15/13	0.7	0.0
Florida Panthers Holdings, Inc. 9.875% 4/15/09	0.7	0.3
	4.7
Asset Allocation (% of fund's net assets)
As of January 31, 2004 *		As of July 31, 2003 **
	Stocks 40.6%		Stocks 42.6%
	Bonds 44.4%		Bonds 40.8%
	Convertible Securities 3.9%		Convertible Securities 8.3%
	Other Investments 1.3%		Other Investments 0.8%
	Short-Term Investments and Net Other Assets 9.8%		Short-Term Investments and Net Other Assets 7.5%
* Foreign investments	1.4%	** Foreign investments	2.8%

Semiannual Report

Investments January 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 13.8%
	Shares	Value (Note 1)
FINANCIALS - 13.8%
Diversified Financial Services - 0.2%
Origen Financial, Inc. (d)	100,000	$ 1,000,000
Real Estate - 13.5%
Acadia Realty Trust (SBI)	147,100	1,971,140
Alexandria Real Estate Equities, Inc.	24,000	1,484,400
AMB Property Corp. (SBI)	30,000	1,048,500
Annaly Mortgage Management, Inc.	85,000	1,667,700
Apartment Investment & Management Co. Class A	61,000	2,145,980
Archstone-Smith Trust	39,400	1,080,742
Arden Realty, Inc.	19,900	616,900
AvalonBay Communities, Inc.	32,100	1,576,110
Capital Automotive (SBI)	11,800	416,422
CarrAmerica Realty Corp.	14,000	444,780
CBL & Associates Properties, Inc.	21,200	1,281,540
Cedar Shopping Centers, Inc. (a)	50,000	660,000
Commercial Net Lease Realty, Inc.	40,000	732,000
Developers Diversified Realty Corp.	20,100	691,038
Equity Residential (SBI)	37,800	1,099,980
Federal Realty Investment Trust (SBI)	64,600	2,667,334
First Industrial Realty Trust, Inc.	13,300	486,514
First Potomac Realty Trust	30,300	609,030
General Growth Properties, Inc.	30,300	909,000
Getty Realty Corp.	12,000	320,160
Hanover Capital Mortgage Holdings, Inc.	45,000	582,300
Health Care Property Investors, Inc.	22,800	1,282,044
Health Care REIT, Inc.	15,000	580,500
Healthcare Realty Trust, Inc.	70,000	2,873,500
Hersha Hospitality Trust	108,400	1,195,652
Highwoods Properties, Inc. (SBI)	14,300	390,390
Home Properties of New York, Inc.	15,400	616,770
Kilroy Realty Corp.	15,500	507,625
Kimco Realty Corp.	16,000	738,080
LaSalle Hotel Properties (SBI)	10,000	197,500
Lexington Corporate Properties Trust	92,300	1,947,530
Manufactured Home Communities, Inc.	65,200	2,190,720
MFA Mortgage Investments, Inc.	40,500	404,190
Prentiss Properties Trust (SBI)	16,500	552,750
Price Legacy Corp. (a)	97,600	399,184
ProLogis	21,200	691,968
Public Storage, Inc.	22,900	1,087,979
Redwood Trust, Inc.	14,200	781,426
Regency Centers Corp.	46,700	1,947,390
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
Shurgard Storage Centers, Inc.	25,800	$ 980,658
Simon Property Group, Inc.	73,804	3,841,498
Spirit Finance Corp. (d)	200,000	2,000,000
Sun Communities, Inc.	33,700	1,326,432
The Macerich Co.	29,600	1,424,648
The Rouse Co.	11,000	541,640
The St. Joe Co.	31,600	1,248,200
Ventas, Inc.	74,800	1,870,000
Vornado Realty Trust	27,400	1,533,030
		55,642,874
Thrifts & Mortgage Finance - 0.1%
New Century Financial Corp.	10,000	460,100
TOTAL COMMON STOCKS (Cost $47,736,275)		57,102,974
Preferred Stocks - 30.7%

Convertible Preferred Stocks - 3.9%
FINANCIALS - 3.9%
Real Estate - 3.9%
Apartment Investment & Management Co. Series P, 9.00%	25,800	661,770
Crescent Real Estate Equities Co. Series A, 6.75%	36,900	828,405
Equity Office Properties Trust Series B, 5.25%	135,900	6,808,583
Glenborough Realty Trust, Inc. Series A, 7.75%	99,000	2,478,960
LTC Properties, Inc. Series E, 8.50%	67,100	2,059,970
Reckson Associates Realty Corp. Series A, 7.625%	125,600	3,221,640
		16,059,328
Nonconvertible Preferred Stocks - 26.8%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Hilton Hotels Corp. 8.00%	4,800	129,504
FINANCIALS - 26.8%
Real Estate - 26.8%
Alexandria Real Estate Equities, Inc. Series B, 9.10%	21,200	581,516
American Real Estate Partners LP 5.00% pay-in-kind	945	8,127
Anthracite Capital, Inc. Series C, 9.375%	36,000	995,400
Preferred Stocks - continued
	Shares	Value (Note 1)
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate - continued
Apartment Investment & Management Co.:
Series D, 8.75%	16,335	$ 412,622
Series G, 9.375%	63,900	1,775,142
Series Q, 10.10%	71,000	1,951,080
Series R, 10.00%	68,300	1,877,567
Series T, 8.00%	204,400	5,212,200
Bedford Property Investors, Inc. Series A, 8.75% (d)	19,000	989,330
Brandywine Realty Trust Series C, 7.50%	90,000	2,283,300
Capital Automotive Series A, 7.50%	20,000	515,000
CBL & Associates Properties, Inc. (depositary shares) Series C, 7.75%	64,500	1,722,150
Chelsea Property Group, Inc. Series A, 8.375%	17,100	1,004,625
Colonial Properties Trust (depositary shares) Series D, 8.125%	29,800	792,084
Commercial Net Lease Realty, Inc. Series A, 9.00%	19,200	529,152
Corporate Office Properties Trust Series H, 7.50%	50,000	1,282,000
Cousins Properties, Inc. Series A, 7.75%	170,000	4,598,500
Crescent Real Estate Equities Co. Series B, 9.50%	18,700	517,990
Developers Diversified Realty Corp. (depositary shares):
Class F, 8.60%	7,200	196,776
Class G, 8.00%	47,800	1,293,468
Class H, 7.375%	114,000	3,054,060
Duke Realty Corp.:
(depositary shares) Series B, 7.99%	3,000	163,800
(depositary shares) Series D, 7.375%	3,700	113,442
Eastgroup Properties, Inc. Series D, 7.95%	104,500	2,863,300
Equity Inns, Inc. Series B, 8.75%	60,000	1,650,000
Equity Residential (depositary shares) Series N, 6.48%	14,700	369,999
Federal Realty Investment Trust Series B, 8.50%	11,600	314,940
First Industrial Realty Trust, Inc.:
(depositary shares) Series D, 7.95%	49,900	1,260,973
(depositary shares) Series E, 7.90%	44,100	1,119,699
Gables Residential Trust Series D, 7.50%	34,700	919,550
Glimcher Realty Trust:
Series F, 8.75%	62,000	1,650,440
Series G, 8.125% (e)	120,000	3,000,000
Health Care Property Investors, Inc. Series F, 7.10%	40,000	1,024,800
Health Care REIT, Inc. Series D, 7.875%	78,500	2,099,875
Highwoods Properties, Inc.:
(depositary shares) Series D, 8.00%	36,300	916,575
Preferred Stocks - continued
	Shares	Value (Note 1)
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate - continued
Highwoods Properties, Inc.: - continued
Series A, 8.625%	214	$ 205,440
Series B, 8.00%	37,500	951,000
Home Properties of New York, Inc. Series F, 9.00%	3,300	91,080
Host Marriott Corp.:
Class B, 10.00%	26,000	699,660
Class C, 10.00%	53,100	1,453,347
HRPT Properties Trust:
Series A, 9.875%	11,500	317,055
Series B, 8.75%	29,700	828,927
Innkeepers USA Trust Series C, 8.00%	110,000	2,828,100
iStar Financial, Inc.:
Series D, 8.00%	23,100	593,439
Series E, 7.875%	88,200	2,309,958
Series F, 7.80%	25,000	650,000
Keystone Property Trust Series D, 9.125%	27,600	753,480
Kilroy Realty Corp. Series E, 7.80%	100,000	2,555,000
Koger Equity, Inc. 8.50%	25,000	685,000
Kramont Realty Trust Series E, 8.25%	140,000	3,738,000
La Quinta Properties, Inc. (depositary shares) Series A, 9.00%	10,000	254,900
LaSalle Hotel Properties:
Series A, 10.25%	12,400	350,300
Series B, 8.375%	29,400	780,570
Lexington Corporate Properties Trust Series B, 8.05%	124,500	3,299,250
LTC Properties, Inc.:
Series A, 9.50%	5,220	131,962
Series B, 9.00%	24,400	622,688
Maguire Properties, Inc. Series A, 7.625%	40,000	1,004,800
Mid-America Apartment Communities, Inc. Series H, 8.30%	139,000	3,662,650
Nationwide Health Properties, Inc. 7.677%	18,134	1,722,730
New Plan Excel Realty Trust (depositary shares) Series D, 7.80%	22,231	1,189,359
Newcastle Investment Corp. Series B, 9.75%	122,800	3,401,560
Novastar Financial, Inc. Series C, 8.90%	120,000	3,180,000
Omega Healthcare Investors, Inc.:
Series A, 9.25%	39,900	1,008,273
Series B, 8.625%	32,000	808,000
Parkway Properties, Inc. Series D, 8.00%	165,000	4,456,650
Post Properties, Inc. Series A, 8.50%	5,800	348,116
Preferred Stocks - continued
	Shares	Value (Note 1)
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate - continued
Prime Group Realty Trust Series B, 9.00% (a)	42,500	$ 1,092,250
ProLogis Series C, 8.54%	6,478	388,680
PS Business Parks, Inc.:
(depositary shares) Series F, 8.75%	21,900	591,300
(depositary shares) Series H, 7.00%	27,000	675,000
Series D, 9.50%	28,100	761,510
Realty Income Corp. 8.25%	31,900	899,580
Saul Centers, Inc. 8.00%	175,800	4,746,600
Simon Property Group, Inc. Series G, 7.89%	11,900	654,500
SL Green Realty Corp. Series C, 7.625%	75,000	1,927,500
Taubman Centers, Inc. Series A, 8.30%	66,500	1,684,445
The Mills Corp.:
Series B, 9.00%	25,000	685,000
Series C, 9.00%	13,100	356,451
Series E, 8.75%	38,100	1,032,129
United Dominion Realty Trust, Inc. Series B, 8.60%	12,500	343,750
Winston Hotels, Inc. Series B, 8.00% (e)	40,000	1,004,000
		110,783,471
TOTAL NONCONVERTIBLE PREFERRED STOCKS		110,912,975
TOTAL PREFERRED STOCKS (Cost $119,959,180)		126,972,303
Nonconvertible Bonds - 26.7%
	Principal Amount
CONSUMER DISCRETIONARY - 4.0%
Hotels, Restaurants & Leisure - 2.5%
Courtyard by Marriott II LP/Courtyard II Finance Co. 10.75% 2/1/08	$ 1,500,000	1,507,500
Extended Stay America, Inc. 9.875% 6/15/11	2,025,000	2,237,625
Felcor Lodging LP 8.5% 6/1/11	500,000	535,000
Florida Panthers Holdings, Inc. 9.875% 4/15/09	2,800,000	2,968,000
Gaylord Entertainment Co. 8% 11/15/13 (d)	330,000	353,925
Hilton Hotels Corp. 7.625% 5/15/08	1,680,000	1,856,400
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
HMH Properties, Inc. 7.875% 8/1/08	$ 800,000	$ 832,000
La Quinta Inns, Inc. 7.4% 9/15/05	45,000	46,125
		10,336,575
Household Durables - 1.5%
D.R. Horton, Inc. 9.375% 3/15/11	300,000	340,500
K. Hovnanian Enterprises, Inc. 7.75% 5/15/13	800,000	840,000
Ryland Group, Inc. 9.125% 6/15/11	300,000	342,000
Standard Pacific Corp. 9.25% 4/15/12	1,600,000	1,888,000
WCI Communities, Inc.:
7.875% 10/1/13	370,000	394,050
9.125% 5/1/12	2,000,000	2,210,000
		6,014,550
TOTAL CONSUMER DISCRETIONARY		16,351,125
FINANCIALS - 19.6%
Diversified Financial Services - 1.5%
American Tower Escrow Corp. 0% 8/1/08 (c)	2,300,000	1,598,500
John Q. Hammons Hotels LP/John Q. Hammons Hotels Corp. III 8.875% 5/15/12	2,080,000	2,288,000
Reckson Operating Partnership LP 7.75% 3/15/09	2,100,000	2,365,331
		6,251,831
Real Estate - 18.1%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20	1,513,167	1,573,693
Archstone-Smith Trust 5% 8/15/07	200,000	210,952
Arden Realty LP:
8.5% 11/15/10	1,000,000	1,207,782
8.875% 3/1/05	500,000	535,168
AvalonBay Communities, Inc.:
6.125% 11/1/12	1,750,000	1,892,662
6.625% 9/15/11	260,000	290,518
CarrAmerica Realty Corp.:
5.25% 11/30/07	600,000	634,597
7.125% 1/15/12	225,000	255,461
CB Richard Ellis Services, Inc. 9.75% 5/15/10	1,210,000	1,367,300
Colonial Realty LP 7% 7/14/07	1,000,000	1,111,244
Crescent Real Estate Equities LP 7.5% 9/15/07 (f)	3,500,000	3,710,000
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09	$ 1,500,000	$ 1,665,000
Developers Diversified Realty Corp.:
4.625% 8/1/10	335,000	335,262
6.625% 1/15/08	400,000	439,138
7.5% 7/15/18	200,000	227,218
Duke Realty LP 5.25% 1/15/10	200,000	211,592
First Industrial LP:
6.875% 4/15/12	1,000,000	1,100,524
7.375% 3/15/11	2,100,000	2,368,351
Forest City Enterprises, Inc. 7.625% 6/1/15	2,000,000	2,140,000
Gables Realty LP:
5.75% 7/15/07	1,100,000	1,177,567
7.25% 2/15/06	500,000	541,135
Health Care Property Investors, Inc. 6% 3/1/15	1,500,000	1,575,710
Health Care REIT, Inc.:
6% 11/15/13	2,000,000	2,063,654
7.5% 8/15/07	1,500,000	1,696,338
8% 9/12/12	1,450,000	1,686,591
Healthcare Realty Trust, Inc. 8.125% 5/1/11	2,790,000	3,262,238
Highwoods/Forsyth LP:
7% 12/1/06	500,000	543,205
7.125% 2/1/08	950,000	1,045,987
7.5% 4/15/18	1,250,000	1,397,431
Hospitality Properties Trust 6.75% 2/15/13	1,500,000	1,585,740
HRPT Properties Trust 6.5% 1/15/13	200,000	215,882
iStar Financial, Inc.:
6% 12/15/10	1,000,000	1,037,500
6.5% 12/15/13	1,000,000	1,037,500
7% 3/15/08	1,800,000	1,944,000
La Quinta Properties, Inc. 8.875% 3/15/11	1,300,000	1,446,250
LNR Property Corp.:
7.25% 10/15/13 (d)	1,500,000	1,597,500
7.625% 7/15/13	1,500,000	1,605,000
Mack-Cali Realty LP 7.25% 3/15/09	100,000	114,028
MeriStar Hospitality Corp. 9% 1/15/08	2,000,000	2,095,000
Nationwide Health Properties, Inc. 8.25% 7/1/12	1,300,000	1,359,145
Post Apartment Homes LP:
6.85% 3/16/15 (f)	2,085,000	2,164,810
7.7% 12/20/10	1,500,000	1,729,490
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
Price Development Co. LP 7.29% 3/11/08	$ 2,200,000	$ 2,351,250
ProLogis 7.1% 4/15/08	775,000	872,941
Regency Centers LP 7.95% 1/15/11	500,000	592,422
Security Capital Industrial Trust 7.95% 5/15/08	130,000	144,528
Senior Housing Properties Trust 8.625% 1/15/12	2,100,000	2,341,500
Shurgard Storage Centers, Inc. 5.875% 3/15/13	2,000,000	2,054,146
Simon Property Group LP 5.375% 8/28/08	550,000	583,808
Summit Properties Partnership LP 6.95% 8/15/04	300,000	306,522
Sun Communties Operating LP 5.75% 4/15/10	1,000,000	1,024,885
Tanger Properties LP:
7.875% 10/24/04 (d)	1,500,000	1,537,500
9.125% 2/15/08 (d)	300,000	330,000
The Rouse Co. 7.2% 9/15/12	2,220,000	2,525,976
Thornburg Mortgage, Inc.:
8% 5/15/13 (d)	2,500,000	2,587,500
8% 5/15/13 (d)	500,000	517,500
Ventas Realty LP/Ventas Capital Corp.:
8.75% 5/1/09	800,000	900,000
9% 5/1/12	1,000,000	1,130,000
Vornado Realty Trust 5.625% 6/15/07	900,000	964,824
		74,963,465
TOTAL FINANCIALS		81,215,296
HEALTH CARE - 1.9%
Health Care Providers & Services - 1.9%
Beverly Enterprises, Inc. 9.625% 4/15/09	2,000,000	2,240,000
Genesis HealthCare Corp. 8% 10/15/13 (d)	1,420,000	1,483,900
Manor Care, Inc.:
7.5% 6/15/06	390,000	426,075
8% 3/1/08	700,000	792,750
Mariner Health Care, Inc. 8.25% 12/15/13 (d)	2,950,000	2,979,500
		7,922,225
TELECOMMUNICATION SERVICES - 1.2%
Wireless Telecommunication Services - 1.2%
American Towers, Inc. 7.25% 12/1/11 (d)	1,000,000	1,022,500
Crown Castle International Corp.:
7.5% 12/1/13 (d)	500,000	510,000
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Crown Castle International Corp.: - continued
9.375% 8/1/11	$ 1,500,000	$ 1,657,500
SpectraSite, Inc. 8.25% 5/15/10	1,500,000	1,605,000
		4,795,000
TOTAL NONCONVERTIBLE BONDS (Cost $105,281,988)		110,283,646
Asset-Backed Securities - 2.9%

ABSC NIMS Trust:
Series 2003-HE4 Class A, 7% 8/17/33 (d)	1,871,345	1,824,561
Series 2003-HE5 Class A, 7% 8/17/33 (d)	1,013,499	990,695
Series 2004-HE1 Class A, 7% 1/17/34	2,820,000	2,777,700
Bombardier Capital Mortgage Securitization Corp. Series 2000-A Class A3, 7.83% 6/15/30	1,723,148	1,448,249
Conseco Finance Securitizations Corp. Series 2000-4 Class A6, 8.31% 5/1/32	2,040,000	1,685,651
Fremont NIMS Trust Series 2003-B Class NOTE, 5.65% 11/25/33 (d)	872,286	870,105
Green Tree Financial Corp. Series 1999-5 Class A5, 7.86% 3/1/30	1,662,000	1,461,849
Home Equity Asset Trust NIMS Trust:
Series 2003-2N Class A, 8% 9/27/33 (d)	61,679	60,445
Series 2003-3N Class A, 8% 9/27/33 (d)	205,212	201,621
IndyMac Manufactured Housing Contract Series 1997-1 Class M, 7.105% 2/25/28	3,000,000	911,341
Morgan Stanley Dean Witter Capital I Trust Series 2002-NC5N Class NOTE, 9.5% 9/25/32 (d)	12,847	12,870
TOTAL ASSET-BACKED SECURITIES (Cost $12,203,183)		12,245,087
Collateralized Mortgage Obligations - 2.6%

Private Sponsor - 2.4%
Countrywide Home Loans, Inc.:
Series 2002-38 Class B3, 5% 2/25/18 (d)	238,151	214,262
Series 2002-R2 Class 2B3, 5.0525% 7/25/33 (d)(f)	287,014	181,447
Series 2003-40 Class B3, 4.5% 10/25/18	295,184	249,799
Series 2003-R2 Class B3, 5.5% 5/25/43 (d)	609,069	441,956
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Countrywide Home Loans, Inc.: - continued
Series 2003-R3:
Class B2, 5.5% 11/25/33	$ 1,927,502	$ 1,630,546
Class B3, 5.5% 11/25/33	577,156	418,258
CS First Boston Mortgage Securities Corp. Series 2003-TFLA Class F, 1.9433% 4/15/13 (d)(f)	2,000,000	1,969,960
Residential Asset Mortgage Products, Inc. Series 2002-RM1 Class Bl1, 5.5% 12/25/17 (d)	199,773	176,424
Residential Finance LP/Residential Finance Development Corp.:
floater Series 2003-B:
Class B8, 7.81% 7/10/35 (d)(f)	1,982,356	2,070,556
Class B9, 13.06% 7/10/35 (d)(f)	991,178	1,044,686
Series 2002-A Class B10, 17.31% 10/10/34 (f)	567,406	580,172
Residential Funding Mortgage Securities I, Inc. Series 2002-S20 Class M3, 5.25% 12/25/17	95,446	91,837
Resix Finance Ltd. floater Series 2003-D Class B8, 7.61% 12/10/35 (d)(f)	748,988	748,988
TOTAL PRIVATE SPONSOR		9,818,891
U.S. Government Agency - 0.2%
Fannie Mae guaranteed REMIC pass thru certificates Series 2003-W10 Class 2B3, 4.8751% 6/25/43 (f)	204,528	125,082
Fannie Mae REMIC pass thru certificates:
Series 2001-W3 Class B3, 7% 9/25/41	306,665	257,024
Series 2002-W1 Class 3B3, 4.9842% 2/25/42 (d)(f)	179,287	119,702
Series 2003-W1 Class B3, 5.75% 12/25/42	344,912	257,390
Series 2003-W4 Class 2B3, 5.1266% 10/25/42 (d)(f)	87,585	54,823
TOTAL U.S. GOVERNMENT AGENCY		814,021
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $10,461,233)		10,632,912
Commercial Mortgage Securities - 12.2%

Asset Securitization Corp. Series 1997-D4:
Class B1, 7.525% 4/14/29	2,500,000	2,414,398
Class B2, 7.525% 4/14/29	515,000	396,007
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Banc of America Commercial Mortgage, Inc.:
Series 2002-PB2 Class XC, 0.4567% 6/11/35 (d)(f)(g)	$ 77,737,810	$ 2,003,824
Series 2003-2:
Class BWD, 6.947% 10/11/37 (d)	434,000	421,556
Class BWE, 7.226% 10/11/37 (d)	588,000	571,003
Class BWF, 7.55% 10/11/37 (d)	519,000	503,795
Class BWG, 8.155% 10/11/37 (d)	503,000	485,120
Class BWH, 9.073% 10/11/37 (d)	264,000	258,132
Class BWJ, 9.99% 10/11/37 (d)	434,000	423,777
Class BWK, 10.676% 10/11/37 (d)	341,000	332,688
Class BWL, 10.1596% 10/11/37 (d)	575,000	515,299
Capital Lease Funding Securtization LP Series 1997-CTL1 Class D, 6.162% 6/22/24 (d)	1,500,000	1,303,770
Columbia Center Trust floater Series 2000-CCT Class E, 2.6% 12/15/09 (d)(f)	800,000	775,832
Commercial Mortgage Asset Trust Series 1999-C1 Class X, 1.1488% 1/17/32 (d)(f)(g)	17,661,260	1,000,864
Commercial Mortgage pass thru certificates Series 2000-C1 Class G, 6.85% 8/15/33 (d)	2,800,000	2,522,352
Crest Dartmouth Street 2003 1 Ltd./Crest Dartmouth Street 2003 1 Corp. Series 2003-1A Class D, 9% 6/28/38 (d)	850,000	798,336
CS First Boston Mortgage Securities Corp. Series 2003-TFLA Class AX, 0.5318% 4/15/13 (d)(f)(g)	102,500,000	871,250
EQI Financing Partnership I LP Series 1997-1 Class C, 7.58% 2/20/17 (d)	2,500,000	2,593,500
First Chicago/Lennar Trust I:
Series 1997-CHL1 Class C, 7.962% 4/29/39 (d)(f)	950,000	983,844
weighted average coupon Series 1997-CHL1 Class D, 7.9609% 4/29/39 (d)(f)	1,750,000	1,751,914
Global Signal Trust Series 2004-1:
Class F, 8.08% 1/15/34 (e)	2,860,000	2,860,000
Class G, 10% 1/15/34 (e)	2,640,000	2,640,000
GMAC Commercial Mortgage Securities, Inc. sequential pay Series 1999-C1 Class A2, 6.175% 5/15/33	650,000	720,328
Greenwich Capital Commercial Funding Corp. Series 2003-FL1 Class MCH, 4.37% 7/5/18 (d)(f)	1,319,633	1,319,633
J.P. Morgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29	7,885,000	6,515,837
Series 1999-C7 Class F, 6% 10/15/35 (d)	350,000	325,024
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Lehman Brothers Floating Rate Commercial Mortgage Trust Series 2003-C4A Class F, 3.36% 7/11/15 (d)(f)	$ 207,834	$ 208,029
LTC Commercial Mortgage pass thru certificates Series 1998-1 Class D, 6.96% 5/28/30 (d)	2,250,000	2,250,000
Meristar Commercial Mortgage Trust Series 1999-C1 Class X, 0.2154% 3/3/16 (d)(g)	36,650,000	350,455
Merrill Lynch Mortgage Trust Series 2002-MW1 Class H, 5.695% 7/12/34 (d)	820,000	726,084
Morgan Stanley Capital I, Inc.:
sequential pay Series 1999-WF1 Class A2, 6.21% 11/15/31	200,000	221,386
Series 1995-GAL1 Class E, 8.25% 8/15/27 (d)	2,134,737	2,225,714
Series 1997-C1 Class F, 6.85% 2/15/20 (d)	500,000	525,352
Series 1997-HF1 Class G, 6.86% 7/15/29 (d)	555,000	539,044
Series 1998-HF1 Class F, 7.18% 3/15/30 (d)	1,500,000	1,571,953
Mortgage Capital Funding, Inc. Series 1998-MC3 Class F, 7.3005% 11/18/31 (d)(f)	350,000	347,607
Nationslink Funding Corp. Series 1998-2 Class F, 7.105% 8/20/30 (d)	2,075,000	1,979,923
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (d)	600,000	573,352
Trizechahn Office Properties Trust Series 2001-TZHA Class E4, 7.604% 5/15/16 (d)	2,790,000	2,922,235
Wachovia Bank Commercial Mortgage Trust Series 2003-C4 Class J, 4.932% 4/15/35 (d)	600,000	492,545
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $49,504,137)		50,241,762
Floating Rate Loans - 1.2%

CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.5%
Wyndham International, Inc. term loan 5.875% 6/30/06 (f)	1,928,766	1,870,903
FINANCIALS - 0.5%
Diversified Financial Services - 0.4%
American Tower LP Tranche B term loan 3.35% 12/31/07 (f)	642,421	650,451
Landsource Communication Development LLC Tranche B term loan 0% 3/31/10 (f)	1,200,000	1,203,000
		1,853,451
Floating Rate Loans - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Real Estate - 0.1%
Newkirk Master LP term loan 5.7095% 11/24/06 (f)	$ 242,692	$ 246,940
TOTAL FINANCIALS		2,100,391
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Beverly Enterprises, Inc. term loan 4.407% 10/22/08 (f)	199,500	201,744
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
SpectraSite Communications, Inc. Tranche B term loan 4.24% 12/31/07 (f)	621,758	628,753
TOTAL FLOATING RATE LOANS (Cost $4,708,531)		4,801,791
Preferred Securities - 0.1%
	Shares
Diversified Financials - 0.1%
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 10.3772% 6/28/38 (d)(f) (Cost $590,000)	590,000	581,772
Money Market Funds - 10.0%
Fidelity Cash Central Fund, 1.08% (b) (Cost $41,430,307)	41,430,307	41,430,307
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $391,874,834)		414,292,554
NET OTHER ASSETS - (0.2)%		(755,315)
NET ASSETS - 100%		$ 413,537,239
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $61,080,334 or 14.8% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S.Government and U.S. Government Agency Obligations	0.2%
AAA,AA,A	1.8%
BBB	13.8%
BB	15.8%
B	9.6%
CCC,CC,C	0.0%
Not Rated	4.5%
Equities	44.5%
Short-Term Investments and Net Other Assets	9.8%
100.0%
We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings.

Purchases and sales of securities, other than short-term securities, aggregated $186,293,651 and $42,532,395, respectively, of which long-term U.S. government and government agency obligations aggregated $301,173 and $8,454, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,851 for the period.
The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $4,801,791 or 1.2% of net assets.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $391,874,834) - See accompanying schedule		$ 414,292,554
Cash		113
Receivable for investments sold		196,357
Receivable for fund shares sold		7,336,911
Dividends receivable		672,071
Interest receivable		2,517,252
Prepaid expenses		1,297
Other affiliated receivables		3
Other receivables		5,016
Total assets		425,021,574

Liabilities
Payable for investments purchased Regular delivery	$ 1,256,568
Delayed delivery	9,500,000
Payable for fund shares redeemed	433,478
Accrued management fee	188,382
Other affiliated payables	67,977
Other payables and accrued expenses	37,930
Total liabilities		11,484,335

Net Assets		$ 413,537,239
Net Assets consist of:
Paid in capital		$ 387,315,587
Undistributed net investment income		866,957
Accumulated undistributed net realized gain (loss) on investments		2,936,975
Net unrealized appreciation (depreciation) on investments		22,417,720
Net Assets, for 35,903,271 shares outstanding		$ 413,537,239
Net Asset Value, offering price and redemption price per share ($413,537,239 ÷ 35,903,271 shares)		$ 11.52

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended January 31, 2004 (Unaudited)

Investment Income
Dividends		$ 4,088,305
Interest		5,198,462
Total income		9,286,767

Expenses
Management fee	$ 904,805
Transfer agent fees	301,555
Accounting fees and expenses	57,683
Non-interested trustees' compensation	623
Custodian fees and expenses	7,160
Registration fees	61,468
Audit	23,748
Legal	263
Miscellaneous	316
Total expenses before reductions	1,357,621
Expense reductions	(14,720)	1,342,901
Net investment income (loss)		7,943,866
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		4,053,899
Change in net unrealized appreciation (depreciation) on investment securities		16,654,809
Net gain (loss)		20,708,708
Net increase (decrease) in net assets resulting from operations		$ 28,652,574

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2004 (Unaudited)	For the period February 4, 2003 (commencement of operations) to July 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,943,866	$ 2,856,929
Net realized gain (loss)	4,053,899	903,571
Change in net unrealized appreciation (depreciation)	16,654,809	5,762,911
Net increase (decrease) in net assets resulting from operations	28,652,574	9,523,411
Distributions to shareholders from net investment income	(9,194,737)	(739,035)
Distributions to shareholders from net realized gain	(1,945,418)	-
Total distributions	(11,140,155)	(739,035)
Share transactions Net proceeds from sales of shares	222,666,752	228,397,082
Reinvestment of distributions	9,625,488	660,162
Cost of shares redeemed	(64,887,815)	(9,331,894)
Net increase (decrease) in net assets resulting from share transactions	167,404,425	219,725,350
Redemption fees	75,711	34,958
Total increase (decrease) in net assets	184,992,555	228,544,684

Net Assets
Beginning of period	228,544,684	-
End of period (including undistributed net investment income of $866,957 and undistributed net investment income of $2,117,828, respectively)	$ 413,537,239	$ 228,544,684
Other Information Shares
Sold	19,922,273	21,747,045
Issued in reinvestment of distributions	867,632	62,753
Redeemed	(5,827,486)	(868,946)
Net increase (decrease)	14,962,419	20,940,852

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31, 2004	Year ended July 31,
	(Unaudited)	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.91	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.28	.27
Net realized and unrealized gain (loss)	.73	.71
Total from investment operations	1.01	.98
Distributions from net investment income	(.33)	(.07)
Distributions from net realized gain	(.07)	-
Total distributions	(.40)	(.07)
Redemption fees added to paid in capital D	- G	- G
Net asset value, end of period	$ 11.52	$ 10.91
Total Return B,C	9.44%	9.83%
Ratios to Average Net Assets F
Expenses before expense reductions	.87% A	.97% A
Expenses net of voluntary waivers, if any	.87% A	.97% A
Expenses net of all reductions	.86% A	.94% A
Net investment income (loss)	5.09% A	5.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 413,537	$ 228,545
Portfolio turnover rate	30% A	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period February 4, 2003 (commencement of operations) to July 31, 2003.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Real Estate Income Fund (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to market discount, non-taxable dividends and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 23,500,144	|
Unrealized depreciation	(905,187)
Net unrealized appreciation (depreciation)	$ 22,594,957
Cost for federal income tax purposes	$ 391,697,597

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a short-term trading fee equal to .75% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated

Semiannual Report

2. Operating Policies - continued

Repurchase Agreements - continued

accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $22,338 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $12,450 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $2,270.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

123 South Lake Avenue
Pasadena, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

Semiannual Report

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX

Semiannual Report

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisers

Fidelity International Investment
Advisers (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

Fidelity's Growth and Income Funds

Balanced Fund

Convertible Securities Fund

Equity-Income Fund

Equity-Income II Fund

Fidelity® Fund

Global Balanced Fund

Growth & Income Portfolio

Growth & Income II Portfolio

Puritan® Fund

Real Estate Income Fund

Real Estate Investment Portfolio

Utilities Fund

REI-USAN-0304
1.789734.100

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to Fidelity Securities Fund: Fidelity Real Estate Income Fund's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund: Fidelity Real Estate Income Fund's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 31, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 31, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	March 31, 2004